AOMT 2023-4 ABS-15G

Exhibit 99.34

Exception Level
Run Date - 5/25/2023
Recovco Loan ID	Loan # 1	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXX	2023040284	Compliance	Compliance	Resolved	Resolved	XXX	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)	This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $100. The loan is understated by $XXX. The following fees were included in the calculation: Mortgage Broker Fee paid by Borrower: $XXX, Prepaid Interest paid by Borrower: $XXX, Title E Recording Fee paid by Borrower: $XXX, Title Escrow Fee paid by Borrower: $XXX, Underwriting Fee paid by Borrower: $XXX. The defect can be cured by reimbursing the consumer or providing informaton as to why the violation is invalid.		LOE, PCCD, refund check, mailing label.	1/29/2022 Cleared. The LOE, PCCD, refund check and mailing label resolved the TILA violation.	1/29/2022 Cleared. The LOE, PCCD, refund check and mailing label resolved the TILA violation.
XXX	2023040284	Credit	Doc Issue	Resolved	Resolved	XXX	Condo / PUD rider Missing	* Condo / PUD rider Missing (Lvl R)	Missing PUD rider		1.22.2022- Lender provided re-recorded mortgage with rider.	1/22/2022 - Re-recorded mortgage provided, issue cleared.	1/22/2022 - Re-recorded mortgage provided, issue cleared.
XXX	2023040284	Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Pg 712 2nd appraisal in file. $XXX vs. the 1st appraisal $XXX			2nd appraisal in file. $XXX, supports (-0.181% Variance)	2nd appraisal in file. $XXX, supports (-0.181% Variance)
XXX	2023040285	Credit	Eligibility	Resolved	Resolved	XXX	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	XXX% DTI exceeds the maximum allowed DTI of 50%. Review calculated a lower income that what the lender used to qualify from the bank statements provided in the file.	11/22/2021: Not cleared. Calculations on bank statements determined by lender was received. The lender included two large deposits that are not sourced as coming from XXX business. One is on page 424 on XXX for $XXX and the other is Page 388 on XXX for $XXX. Clarification how these large deposits are from day to day business would be needed to be considered into income. Without these two large deposits income drops considerably.
1/11/2022: Not Cleared. Received validation that income being used of $XXX is being used to qualify. The DTI is XXX% which exceeds guidelines, this issue has not been addressed.
2/7/2022: Resolved. Lender provided explanation regarding the large deposits. (DTI is XXX%)	11/22/2021: Not cleared. Calculations on bank statements determined by lender was received. The lender included two large deposits that are not sourced as coming from XXX business. One is on page 424 on XXX for $XXX and the other is Page 388 on XXX for $XXX. Clarification how these large deposits are from day to day business would be needed to be considered into income. Without these two large deposits income drops considerably.
1/11/2022: Not Cleared. Received validation that income being used of $XXX is being used to qualify. The DTI is XXX% which exceeds guidelines, this issue has not been addressed.
													2/7/2022: Resolved. Lender provided explanation regarding the large deposits. (DTI is XXX%)
XXX	2023040285	Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Pg 518 CDA $XXX 0% variance			1/11/2022 - Resolved. Desk review provided.	1/11/2022 - Resolved. Desk review provided.
XXX	2023040285	Credit	Eligibility	Waived	Waived	XXX	Qual Credit Score does not meet elig. requirements	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl W)	Minimum required credit score for 90% LTV purchase transaction is 700, borrowers median credit score is XXX. An exception was received, dated XXX for a XXX% LTV with a XXX credit score. The compensating factors were, low DTI of XXX% and $XXX in residual income monthly.	Low DTI Ratio - ratio is XXX% vs 50% allowed. High Residual Income - residual is $XXX monthly requirements in $XXX monthly.	11/23/2021: Not cleared Exception received but compensating factors are related to residual income and DTI. Both are currently in question with two large deposits
12/15/2021: Not Cleared. An exception was received dated XXX for credit score below 700 requirement. Score is XXX and compensating factors are listed as DTI of XXX% and $XXX in residual income. Also list in comment is Low payment shock or late payments. Currently DTI exceeds XXX% and the compensating factor used in not applicable. There were two large unsourced deposits not included in income calculation, this has not been addressed for reconsideration of the DTI.
2/7/2022: Resolved. Lender provided explanation regarding the large deposits.	11/23/2021: Not cleared Exception received but compensating factors are related to residual income and DTI. Both are currently in question with two large deposits
12/15/2021: Not Cleared. An exception was received dated XXX for credit score below 700 requirement. Score is XXX and compensating factors are listed as DTI of XXX% and $XXX in residual income. Also list in comment is Low payment shock or late payments. Currently DTI exceeds XXX% and the compensating factor used in not applicable. There were two large unsourced deposits not included in income calculation, this has not been addressed for reconsideration of the DTI.
													2/7/2022: Resolved. Lender provided explanation regarding the large deposits.
XXX	2023040286	Compliance	Compliance	Resolved	Resolved	XXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XXX. If disclosure was delivered electronically, the E-consent is required as well.			8/17/2022: Resolved. The proof initial CD was sent out the eSign dated XXX along with a copy of the CD received.	8/17/2022: Resolved. The proof initial CD was sent out the eSign dated XXX along with a copy of the CD received.
XXX	2023040286	Credit	Eligibility	Waived	Waived	XXX	Qual Credit Score does not meet elig. requirements	* Qualifying Credit Score does not meet eligibility requirement(s) (Lvl W)	Minimum required credit score for a bank statement loan with an LTV of 90% is 700, borrower's median credit score is XXX.	XXX months in piti in reserves $XXX in residual income on bank statement loan		11/23/2021: Cleared. Received note on Transmittal Summary that the lender is accepting the Brokers credit score of XXX- as it has no material changes and meets program. 1/14/2022 Waiver Acknowledged.	11/23/2021: Cleared. Received note on Transmittal Summary that the lender is accepting the Brokers credit score of XXX- as it has no material changes and meets program. 1/14/2022 Waiver Acknowledged.
XXX	2023040287	Compliance	Compliance	Resolved	Resolved	XXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) ). Without evidence of receipt, it is assumed that the disclosure dated XXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.			10/26/2021 E-consent and electronic delivery tracking was provided	10/26/2021 E-consent and electronic delivery tracking was provided
XXX	2023040287	Credit	Credit	Resolved	Resolved	XXX	Missing Doc	* Missing Doc (Lvl R)	The loan file does not contain a housing history for 12 months as required by guidelines pg 44. Account can be no more than 1 x 30 in previous 12 months under XXX program. Rent Free is not Allowed.			11/23/2021: Cleared. Verification of rent received via XXX payments.	11/23/2021: Cleared. Verification of rent received via XXX payments.
XXX	2023040287	Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file does not contain the second valuation to support the value of the subject as required.			5/5/2022 Resolved: Desk review dated XXX in file.	5/5/2022 Resolved: Desk review dated XXX in file.
XXX	2023040288	Credit	Doc Issue	Resolved	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title work indicates an insured amount of $XXX whereas the loan amount is $XXX.			2/4/2022: Resolved- An updated Commitment for Title Insurance was provided showing the proposed policy amount of $XXX for property XXX.	2/4/2022: Resolved- An updated Commitment for Title Insurance was provided showing the proposed policy amount of $XXX for property XXX.
XXX	2023040289	Credit	Income	Resolved	Resolved	XXX	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	The loan file is missing the CPA letter confirming ownership percentage of XXX% reflected on the Questionnaire (p.416) as required by lender guidelines.	3/1/2022: Remains. Lender provided articles of incorporation but it does not confirm ownership percentage . missing CPA letter confirming ownership percentage of XXX%

3/23/2022: Remains. Received same documentation above.

4/11/2022: Resolved. Received the CPA letter confirming ownership percentage of XXX%	3/1/2022: Remains. Lender provided articles of incorporation but it does not confirm ownership percentage . missing CPA letter confirming ownership percentage of XXX%

3/23/2022: Remains. Received same documentation above.

													4/11/2022: Resolved. Received the CPA letter confirming ownership percentage of XXX%
XXX	2023040289	Credit	Doc Issue	Resolved	Resolved	XXX	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The preliminary title (p.510) reflects a policy amount of $XXX which is not sufficient for the loan amount of $XXX.			3/29/2022: Resolved. Received title policy for subject property in the amount of $XXX	3/29/2022: Resolved. Received title policy for subject property in the amount of $XXX
XXX	2023040290	Credit	Credit	Resolved	Resolved	XXX	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The subject property is a XXX. The file is missing evidence of the master homeowners insurance.		The lender provided the master HOI.	1/30/2022: Finding Resolved 1/21/2022: Not cleared. The lender provided the HO6. The file is missing the Master HOI. Still need a copy of the Master HOI to clear the exception.	1/30/2022: Finding Resolved 1/21/2022: Not cleared. The lender provided the HO6. The file is missing the Master HOI. Still need a copy of the Master HOI to clear the exception.
XXX	2023040292	Valuation	Value	Resolved	Resolved	XXX	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The appraisal states the sales price is $XXX with no seller credit; however, there is an Amendment dated XXX (prior to the appraisal completion) stating the sales price is $XXX and a seller credit of $XXX (p.617). Appraisal should match the contract amendment as it was done prior.	The appraisal states the sales price is $XXX with no seller credit; however, there is an Amendment dated XXX (prior to the appraisal completion) stating the sales price is $XXX and a seller credit of $XXX (p.617). Appraisal should match the contract amendment as it was done prior.

02/25/2022: Resolved. An updated appraisal (Form 1004) for property XXX has been provided showing the contract price of $XXX and seller contribution of $XXX. Appraisal dated XXX.	The appraisal states the sales price is $XXX with no seller credit; however, there is an Amendment dated XXX (prior to the appraisal completion) stating the sales price is $XXX and a seller credit of $XXX (p.617). Appraisal should match the contract amendment as it was done prior.

													02/25/2022: Resolved. An updated appraisal (Form 1004) for property XXX has been provided showing the contract price of $XXX and seller contribution of $XXX. Appraisal dated XXX.
XXX	2023040292	Compliance	Compliance	Resolved	Resolved	XXX	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XXX.		02/23/2022 The initial CD dated XXX was received.	02/24/2022 Cleared. The initial CD dated XXX was received and the disclosure tracking summary shows the customer received it on XXX from the original documents.	02/24/2022 Cleared. The initial CD dated XXX was received and the disclosure tracking summary shows the customer received it on XXX from the original documents.
XXX	2023040292	Credit	Credit Worthiness	Waived	Waived	XXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl W)	The borrower is a first-time homebuyer that is renting his departure residence. The loan file contains XXX-months rent receipts that all reflect they were paid by E-transfer; however, they are all unsigned and the evidence of the E-transfers were not provided to support the required hosing payment history of 0x30x12. Exception receivedXXX. Exception is for allowance of XXX payment coupons and XXX months of assets in reserves vs 6 months required for the borrowers housing. compensating factors listed are, credit score of XXX, XXX% DTI and residual income of $XXX.
									4/27/2022: Received approved exception for housing payment history allowing XXX payment coupons and XXX months payment history verified. Approved exception to allow XXX months of reserves instead of 6 months. Compensating factors noted are: XXX credit score, XXX% DTI, and $XXX residual income.	Credit score of XXX vs 720 XXX points higher DTI of XXX% vs 50.00% Residual income of $XXX. vs $2,500 required.		4/27/2022: Acceptable exception for housing payment history allowing XXX payment coupons and XXX months payment history verified. Acceptable exception to allow XXX months of reserves instead of 6 months.EV2 Compensating factors noted are: XXX credit score, XXX% DTI, and $XXX residual income.	4/27/2022: Acceptable exception for housing payment history allowing XXX payment coupons and XXX months payment history verified. Acceptable exception to allow XXX months of reserves instead of 6 months.EV2 Compensating factors noted are: XXX credit score, XXX% DTI, and $XXX residual income.
XXX	2023040293	Credit	Credit	Resolved	Resolved	XXX	Guidelines	* Missing Documentation (Lvl R)	The final 1003 p.140 shows the borrower has been renting at her current primary home at XXX, XXX, XXX for XXX months for $XXX monthly. Pages 251 to 254 shows XXX $XXX payments to XXX. The printout does not have an IP address to verify it came from a 3rd party. Page 735 is an email to the borrower from the lender asking for a copy of the first rent payment and the email has a snippet of the VOR showing the dates and rent amount of $XXX. Page 737 is a check to XXX for $XXX. The loan file is missing the complete VOR for XXX, XXX, XXX.			3/17/2022: Resolved. Received statement from the lender. there is a mortgage history from XXX to XXX with XXX payments to XXX for XXX	3/17/2022: Resolved. Received statement from the lender. there is a mortgage history from XXX to XXX with XXX payments to XXX for XXX
XXX	2023040293	Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The loan file is missing the Business Questionnaire. Guideline Section 16.4.1 states the Business Questionnaire is required for the XXX Program.			3/17/2022: Resolved. Received the Business Questionnaire for the Borrower's business	3/17/2022: Resolved. Received the Business Questionnaire for the Borrower's business
XXX	2023040294	Compliance	Disclosures	Resolved	Resolved	XXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.		03/25/2022 Received the IEAD dated XXX.	03/28/2022 Cleared. Received the IEAD dated XXX. This is sufficient to clear the finding.	03/28/2022 Cleared. Received the IEAD dated XXX. This is sufficient to clear the finding.
XXX	2023040294	Credit	Doc Issue	Resolved	Resolved	XXX	Application Missing	* Application Missing (Lvl R)	The final 1003 is missing, and there is no clear evidence of a final application date in the file. The earliest 1003 in the file was prepared on XXX. The defect can be resolved by providing the initial application date.			3/21/22 Cleared. Received final application.	3/21/22 Cleared. Received final application.
XXX	2023040294	Credit	Doc Issue	Resolved	Resolved	XXX	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The Security Instrument (Mortgage/Deed of Trust) is missing.			3/28/2022: Resolved. Received executed deed	3/28/2022: Resolved. Received executed deed
XXX	2023040294	Credit	Doc Issue	Resolved	Resolved	XXX	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note is missing. The defect can be resolved by providing the executed missing document.			3/28/2022: Resolved. Received executed note	3/28/2022: Resolved. Received executed note
XXX	2023040294	Compliance	Compliance	Resolved	Resolved	XXX	TRID CD at consummation	* TRID CD at consummation (Lvl R)	The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on XXX and received by the consumer on XXX. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.		03/25/2022 Received revised CD dated XXX and final CD dated XXX.	03/28/2022 Cleared. Received revised CD dated XXX and final CD dated XXX. They are both signed with date XXX which is the consummation date. This is sufficient to cleat the finding.	03/28/2022 Cleared. Received revised CD dated XXX and final CD dated XXX. They are both signed with date XXX which is the consummation date. This is sufficient to cleat the finding.
XXX	2023040295	Credit	Eligibility	Resolved	Resolved	XXX	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl R)	XXX% LTV exceeds the maximum allowed of 80% for the XXX program with a XXX credit score. Appraised value is $XXX	Borrower has $XXX/month residual income after all expenses using XXX months bank statements as a XXX% owner with a XXX% expense ratio. This exceeds the minimum required residual income of $XXX/month by $XXX/month.
										XXX months PITI reserves exceeds the minimum 6 months required by XXX months.		4/15/2022: Resolved. Received LOXand appraisal from the lender. there was a dispute by the LO that the appraiser adjust the value to $XXX.	4/15/2022: Resolved. Received LOXand appraisal from the lender. there was a dispute by the LO that the appraiser adjust the value to $XXX.
XXX	2023040295	Credit	Eligibility	Resolved	Resolved	XXX	Original CLTV does not meet elig. requirement(s)	* Original CLTV does not meet eligibility requirement(s) (Lvl R)	XXX% LTV exceeds the maximum allowed of 80% for the XXX program with a XXX credit score. Appraised value is $XXX	Borrower has $XXX/month residual income after all expenses using XXX months bank statements as a XXX% owner with a XXX% expense ratio. This exceeds the minimum required residual income of $XXX/month by $XXX/month.
										XXX months PITI reserves exceeds the minimum 6 months required by XXX months.		4/15/2022: Resolved. Received LOXand appraisal from the lender. there was a dispute by the LO that the appraiser adjust the value to $XXX.	4/15/2022: Resolved. Received LOXand appraisal from the lender. there was a dispute by the LO that the appraiser adjust the value to $XXX.
XXX	2023040296	Compliance	Compliance	Resolved	Resolved	XXX	TRID- Initial LE timing fail	* TRID- Initial LE timing fail (Lvl R)	The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XXX was not disclosed within 3 days of the application date, XXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.			3/2/2022 Cleared. Although the CE fails the initial LE delivery date test. Monday, XXX does not count as a business day because this is when XXX was observed.	3/2/2022 Cleared. Although the CE fails the initial LE delivery date test. Monday, XXX does not count as a business day because this is when XXX was observed.
XXX	2023040296	Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	The loan file does not contain the XXX statement for XXX to verify taxes and insurance are included in the PITI.	3/31/2022: Remains. Received PI of $XXX from the credit report and the property taxes of $XXX annually but no HOI
4/26/2022: Remains. Received statement for No HOA but HOI not provided
5/3/2022: Resolved. Received HOI	3/31/2022: Remains. Received PI of $XXX from the credit report and the property taxes of $XXX annually but no HOI
4/26/2022: Remains. Received statement for No HOA but HOI not provided
													5/3/2022: Resolved. Received HOI
XXX	2023040296	Credit	Credit Worthiness	Waived	Waived	XXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl W)	The borrower has resided at the subject property for XXX months paying $XXX/month per the loan application. The loan file does not have the canceled rent checks verifying timely rent payments.	Credit History: 0x30 credit history for the last XXX months DTI: DTI is XXX%/XXX% Residual Income: Borrower has $XXX residual income after all expenses.	6/22/2022:Downgraded to EV2. Exception requested and with compensating factors. XXX months verification with checks was provided. Credit file contains XXX months of payment history for an investment property supporting the borrower's history of payment.

4/26/2022: Remains. Lender used mortgage history for XXX for XXX months but it is an investment property and not the primary
6/7/2022: Remains. Received canceled checks for XXX months. Missing XXX, XXX and XXX payments	6/22/2022:Downgraded to EV2. Exception requested and with compensating factors. XXX months verification with checks was provided. Credit file contains XXX months of payment history for an investment property supporting the borrower's history of payment.

4/26/2022: Remains. Lender used mortgage history for XXX for XXX months but it is an investment property and not the primary
													6/7/2022: Remains. Received canceled checks for XXX months. Missing XXX, XXX and XXX payments
XXX	2023040298	Compliance	Compliance	Resolved	Resolved	XXX	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Transfer Taxes on XXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	LOE, refund check, PCCD and mailing labe	6/14/2022 Remains. Transfer Tax was underdisclosed on LE dated XXX and CD dated XXX. If due to a rounding error, a cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

6/17/2022 Remains. Per regulation, the amount disclosed on the LEs are to be rounded to the nearest whole dollar. Although the regulation allows for rounding, in this case, the initial LE was disclosed with Transfer Tax charge of $XXX, and the final charged amount was $XXX. For this to be a matter of rounding to nearest whole dollar, the amount disclosed on the LE should have been $XXX. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Transfer Taxes on XXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

6/30/2022 Remains. The Payment Request Form and the PCCD provided is not sufficient to cure the violation because the following documents are required as well: LOE to consumer, copy of refund, and proof of delivery (mailing label).

7/11/2022 Resolved. The LOE, refund check, PCCD and mailing label resolved the tolerance violation.	6/14/2022 Remains. Transfer Tax was underdisclosed on LE dated XXX and CD dated XXX. If due to a rounding error, a cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

6/17/2022 Remains. Per regulation, the amount disclosed on the LEs are to be rounded to the nearest whole dollar. Although the regulation allows for rounding, in this case, the initial LE was disclosed with Transfer Tax charge of $XXX, and the final charged amount was $XXX. For this to be a matter of rounding to nearest whole dollar, the amount disclosed on the LE should have been $XXX. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Transfer Taxes on XXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

6/30/2022 Remains. The Payment Request Form and the PCCD provided is not sufficient to cure the violation because the following documents are required as well: LOE to consumer, copy of refund, and proof of delivery (mailing label).

													7/11/2022 Resolved. The LOE, refund check, PCCD and mailing label resolved the tolerance violation.
XXX	2023040298	Compliance	Compliance	Active	2: Acceptable with Warnings	XXX	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXX was provided more than 60 calendar days after the consummation date, XXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.			No rebuttal response required. Cure accepted 60 days from discovery.	No rebuttal response required. Cure accepted 60 days from discovery.